Property, plant and equipment	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property, plant and equipment
Property, plant and equipment
Property, plant and equipment consist of the following:

2018
	Cost	Accumulated depreciation	Net book value
Generation	$2,470,279	$450,230	$2,020,049
Distribution	4,455,935	521,236	3,934,699
Land	73,773	—	73,773
Equipment and other	88,757	41,295	47,462
Construction in progress
Generation	104,996	—	104,996
Distribution	212,579	—	212,579
	$7,406,319	$1,012,761	$6,393,558

5.	Property, plant and equipment (continued)

2017
	Cost	Accumulated depreciation	Net book value
Generation	$2,382,279	$394,509	$1,987,770
Distribution	4,205,823	388,859	3,816,964
Land	71,689	—	71,689
Equipment and other	91,233	37,104	54,129
Construction in progress
Generation	209,979	—	209,979
Distribution	164,366	—	164,366
	$7,125,369	$820,472	$6,304,897

Generation assets include cost of $104,107 (2017 - $113,822) and accumulated depreciation of $34,916 (2017 - $34,908) related to facilities under capital lease or owned by consolidated VIEs. Depreciation expense of facilities under capital lease was $1,987 (2017 - $1,633).
Distribution assets include cost of $1,383,960 (2017 - $1,341,716) and accumulated depreciation of $69,960 (2017 - $28,809) related to regulated generation and transmission assets. Distribution assets include cost of $546,332 (2017 - $493,570) and accumulated depreciation of $42,476 (2017 - $8,578) related to commonly owned facilities (note 1(k)). Total expenditures for the year ended December 31, 2018 were $75,427 (2017 - $79,657). Distribution assets include cost of $3,076 (2017 - $3,076) and accumulated depreciation of $669 (2017 - $336) related to assets under capital lease. Water and wastewater distribution assets include expansion costs of $1,000 on which the Company does not currently earn a return.
For the year ended December 31, 2018, contributions received in aid of construction of $6,057 (2017 - $12,742) have been credited to the cost of the assets.